Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 95,430	€ 81,373
Financial liabilities	203,616	191,246
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,047	20,592
Financial liabilities	15,999	12,071
Net Exposure	5,048	8,521
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,464	15,524
Financial liabilities	35,295	26,995
Net Exposure	(8,831)	(11,471)
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,110	5,984
Financial liabilities	16,845	12,482
Net Exposure	(3,735)	(6,498)
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,753	5,975
Financial liabilities	2,173	2,012
Net Exposure	1,580	3,963
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,693	3,758
Financial liabilities	88	124
Net Exposure	1,605	3,634
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	797	984
Financial liabilities	1,166	910
Net Exposure	(369)	74
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	901	528
Financial liabilities	7,090	6,673
Net Exposure	(6,189)	(6,145)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,115	2,493
Financial liabilities	4,574	3,895
Net Exposure	(1,459)	(1,402)
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,880	55,838
Financial liabilities	83,230	65,162
Net Exposure	€ (12,350)	€ (9,324)